INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

NOTE 5 – INVENTORIES

	December 31,
	2020	2019

Raw materials	$36,847,228	$13,515,011
Work-in-progress	283,080	508,117
Finished goods	1,205,900	1,196,975
Less: reserve for inventories	(126,911)	(119,775)
Inventories, net	$38,209,297	$15,100,328